Note 9 - Business Segment Information (Details) - Components of Customer Sales Determined Based on the Location of Customers (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 9 - Business Segment Information (Details) - Components of Customer Sales Determined Based on the Location of Customers [Line Items]
Revenues	$ 434,925	$ 391,665	$ 375,691
Revenues, Percent	100.00%	100.00%	100.00%
UNITED STATES
Note 9 - Business Segment Information (Details) - Components of Customer Sales Determined Based on the Location of Customers [Line Items]
Revenues	298,338	257,038	239,153
Revenues, Percent	69.00%	66.00%	64.00%
Foreign Countries [Member]
Note 9 - Business Segment Information (Details) - Components of Customer Sales Determined Based on the Location of Customers [Line Items]
Revenues	$ 136,587	$ 134,627	$ 136,538
Revenues, Percent	31.00%	34.00%	36.00%